FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currencies (sold/bought) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2,916.5	$ 2,119.4
USD/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1,280.2	$ 864.6
Average rate (in percent)	0.74	0.74
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 268.9	$ 179.1
Average rate (in percent)	0.75	0.76
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2.6	$ 12.8
Average rate (in percent)	0.75	0.77
EUR/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 340.1	$ 249.5
Average rate (in percent)	0.68	0.68
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 71.0	$ 61.8
Average rate (in percent)	0.67	0.71
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 19.4	$ 1.0
Average rate (in percent)	0.65	0.70
GBP/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 53.9	$ 73.4
Average rate (in percent)	0.59	0.62
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 5.4	$ 1.2
Average rate (in percent)	0.59	0.61
CDN/USD | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 467.9	$ 323.4
Average rate (in percent)	1.35	1.35
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 22.5	$ 10.7
Average rate (in percent)	1.34	1.31
Other currencies | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 381.2	$ 341.9
Other currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 3.4	$ 0.0